New and revised International Financial Reporting Standards (IFRS)	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
New and revised International Financial Reporting Standards (IFRS)
2. New and revised International Financial Reporting Standards (IFRS)
2.1 New and revised IFRS Standards and Interpretations
In the current year, the Group has applied the following new or amended Standards that became effective from January 1, 2023. The revised Standards did not have a material effect on these financial statements.

•	Amendments to IAS 1’Presentation of Financial Statements’ on disclosure of accounting policies;

•	Amendments to IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’ on the definition of accounting estimates; and

•	Amendments to IAS 12 ‘Income taxes’ on deferred tax related to assets and liabilities arising from a single transaction and on international tax reform (Pillar Two Model Rules).
2.2 IFRS Standards and Interpretations issued and not yet adopted
Certain new Standards and Interpretations have been issued that are not mandatory for the current reporting period and have not been early adopted by the Group. These standards are not expected to have a material impact on the Group’s overall results and financial position.
Effective and applied from January 1, 2024

•	Amendments to IAS 1 ‘Presentation of financial statements’ on classification of liabilities as current or non-current and non-current liabilities with covenants;

•	Amendment to IAS 7 and IFRS 7 on disclosure of Supplier Finance Arrangements;

•	Amendment to IFRS 16 ‘Leases’ on lease liability in a sale-and-leaseback; and
Effective and applied from January 1, 2025

•	Amendment to IAS 21 ‘The effects of changes in foreign exchange rates’ on lack of exchangeability.